Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,711,852	$ 2,642,569
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	73,150	72,353
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	73,163	66,722
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	6,779	9,332
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,611,647	1,570,303
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	8,955	10,724
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	197,747	172,267
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	27	978
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 57,389	$ 51,319